CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Net sales	$ 1,368,295,000	$ 1,214,362,000	$ 974,175,000
Cost of sales (exclusive of depreciation and amortization shown separately below)	781,815,000	693,881,000	537,885,000
Selling, general and administrative expenses	398,472,000	382,131,000	320,543,000
Depreciation	67,423,000	65,658,000	46,060,000
Amortization	59,492,000	58,910,000	44,572,000
Management fees to related party	577,000	562,000	546,000
Other (income) expense	(5,250,000)	5,525,000	(2,874,000)
Loss from operations	65,766,000	7,695,000	27,443,000
Interest expense, net	86,774,000	101,613,000	70,545,000
Interest expense on junior subordinated debentures	12,707,000	12,608,000	12,608,000
Investment income on trust common securities	378,000	378,000	378,000
Loss on mark-to-market adjustment of interest rate swap	601,000	2,608,000	607,000
Refinancing costs			11,632,000
Loss before taxes	(33,938,000)	(108,756,000)	(67,571,000)
Income tax benefit	(9,439,000)	(23,277,000)	(8,890,000)
Net Loss	$ (24,499,000)	$ (85,479,000)	$ (58,681,000)
Net loss per share available to common shares	$ (45)	$ (158)	$ (108)
Net income (loss)	$ (24,499,000)	$ (85,479,000)	$ (58,681,000)
Weighted average basic and diluted shares outstanding	545	543	545
Other comprehensive income (loss):
Foreign currency translation adjustments	$ 2,652,000	$ 5,550,000	$ (11,053,000)
Total other comprehensive income (loss)	2,652,000	5,550,000	(11,053,000)
Comprehensive loss	$ (21,847,000)	$ (79,929,000)	$ (69,734,000)